UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     ZS Crossover Management, L.L.C.

Address:  1133 Avenue of the Americas
          New York, New York 10036

13F File Number: 028-12895

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ned Sherwood
Title:    Member
Phone:    212-398-6200


Signature, Place and Date of Signing:


/s/ Ned Sherwood              New York, New York           February 13, 2009
----------------------       ---------------------       --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         7

Form 13F Information Table Value Total:         12,527
                                               (thousands)


List of Other Included Managers:

1) 028-12892                ZS Crossover II L.P.
2) 028-12887                ZS Crossover II GP, L.L.C.


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2   COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                                TITLE OF               VALUE      SHRS OR SH/ PUT/    INVESTMENT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP      (X$1000)   PRN AMT PRN CALL    DISCRETION   MGRS      SOLE     SHARED    NONE


CAPITAL SOUTHWEST CORP          COM         140501107  9,918       91,700 SH             SOLE               91,700
GENERAL ELECTRIC CO             COM         369604103  1,118       69,000     CALL  SHARED-DEFINED  1,2                69,000
KAPSTONE PAPER & PACKAGING C    COM         48562P103     97    1,932,273 SH        SHARED-DEFINED  1,2             1,932,273
SPRINT NEXTEL CORP              COM SER 1   852061100     33       17,800     CALL  SHARED-DEFINED  1,2                17,800
TRICO MARINE SERVICES INC       COM NEW     896106200    282       63,000 SH        SHARED-DEFINED  1,2                63,000
TRICO MARINE SERVICES INC       COM NEW     896106200    282       63,000      PUT  SHARED-DEFINED  1,2                63,000
UNITEDHEALTH GROUP INC          COM         91324P102    798       30,000     CALL  SHARED-DEFINED  1,2                30,000




SK 23192 0002 961459